Related Party	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party

15. Related Party

As of September 30, 2025 and March 31, 2025 and during the six months ended September 30, 2025 and 2024, the Company had no transactions or balances with related parties, except for compensation paid to its directors for services rendered in the normal course of business. Compensation for directors is determined by the Board of Directors and/or shareholders in accordance with the Company’s Articles of Incorporation. Total compensation paid to the directors during the six months ended September 30, 2025 and 2024 was JPY24,860 and JPY25,774, respectively.